Taxation on Ordinary Activities - Additional Information (Details) £ in Millions	1 Months Ended		10 Months Ended	12 Months Ended
	Jul. 31, 2021 GBP (£)	Nov. 30, 2016 CLASSACTION	Oct. 31, 2025 GBP (£)	Dec. 31, 2027 GBP (£)	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£) CorporateGroup	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2015 GBP (£) payment	Dec. 31, 2014 GBP (£)
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables						£ 117	£ 80	£ 71
Adjusting items in tax						(104)	(157)	(73)
Tax on adjusting items						(240)	(2,049)	(5,415)
Non-controlling interests' share of the adjusting items net of tax						125	38	1
Perpetual hybrid bonds
Income Tax Disclosure [Line Items]
Tax relief on issuance cost and coupon incurred						£ 14	14	14
Interest on tax payables including FIIGLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup						14
Litigation settlement amount ordered by court										£ 1,200
Number of adverse judgments, still has time to file an appeal | CLASSACTION		2
Litigation settlement amount, applying judgement	£ 300
Litigation settlement, interest claims	200
Litigation settlement, tax claims	£ 100
Litigation settlement amount received									£ 1,224
Number of payments | payment									2
Tax rate on litigation settlement									45.00%
Tax on litigation settlement									£ 261
Litigation settlement amount received after tax									£ 963
Interim repayment made on litigation settlement						£ 479
Final judgment litigation settlement amount							800
Interest on tax payables including FIIGLO | Forecast
Income Tax Disclosure [Line Items]
Interim repayment made on litigation settlement				£ 41	£ 222
Interest on tax payables including FIIGLO | Adjusting items which have been adjusted within net finance costs
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables			£ 30				£ 61	£ 60